Basis of preparation	6 Months Ended
Jun. 30, 2021
Disclosure Of Reconciliation Between Statutory Tax Rate And Effective Tax Expenses Rate Explanatory
Basis of preparation

1.	Basis of preparation
1.1.	Statement of compliance and authorization of unaudited consolidated interim financial statements

These unaudited consolidated interim financial statements have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the annual consolidated financial statements previously reported. Hence, they should be read together with the Company’s audited annual consolidated financial statements for the year ended December 31, 2020, which include the full set of notes (2020 Financial Statements).

These unaudited consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on August 4, 2021.